SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Corporate income taxes payable	$ 12,466
Individual income taxes payable	37,623	19,466
Total taxes payable	$ 50,089	19,466
Gamehaus Inc [Member]
Individual income taxes payable		19,466	$ 30,594
Total taxes payable		$ 19,466	$ 30,594